As filed with the Securities and Exchange Commission on March 11, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2019

Item 1. Reports to Stockholders.

Point Bridge GOP Stock Tracker ETF

Ticker: MAGA

Semi-Annual Report
December 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

This report is submitted for the general information of shareholders of the fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the fund.

POINT BRIDGE GOP STOCK TRACKER ETF

Investing involves risk, including possible loss of principal. Mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. The Fund is non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. Index composition is heavily dependent on quantitative models and data supplied by third parties. Where such models and data are incorrect or incomplete, the composition of the Index will reflect such errors and likewise the Fund’s portfolio. Because the methodology of the Index selects securities of issuers for non-financial reasons, the Fund may underperform the broader equity market or other funds that do not utilize similar criteria when selecting investments. The Fund is not actively managed and therefore would not sell shares of an equity security unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index. Real Estate investments are subject to changes in economic conditions, credit risk, and interest rate fluctuations.

POINT BRIDGE GOP STOCK TRACKER ETF

LETTER TO SHAREHOLDERS
December 31, 2019 (Unaudited)

Dear Point Bridge GOP Stock Tracker Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Point Bridge GOP Stock Tracker ETF (“MAGA” or the “Fund”). The following information pertains to the fiscal period of July 1, 2019 through December 31, 2019 (the “current fiscal period”).

The Fund seeks to track the price and yield performance, before fees and expenses, of the Point Bridge GOP Stock Tracker Index, an equal-weight custom index derived from holdings in the S&P 500 Index and developed by Point Bridge Capital, LLC (the “Index Provider”). This index strategy represents a portfolio of holdings from the S&P 500 Index that are highly supportive of Republican candidates for federal office, including President, Vice President, Congress, and other Republican Party-affiliated groups as determined by a rules-based methodology. The methodology includes screening Federal Election Commission (“FEC”) electoral campaign contribution data from the two most recent election cycles. Companies that satisfy an initial screening are ranked on a proprietary screening process based primarily on the total net dollars and the net percentage of dollars given by a company’s employees and/or PAC(s) to Republican Candidates and Republican Committees versus Democratic Candidates and Committees.

The Fund had positive performance during the current fiscal period ending on December 31, 2019. The market price for MAGA increased 7.28% and the NAV increased 7.27%, while the S&P 500 Index, a broad market index, gained 10.92% over the same period. The Fund’s Index returned 7.74%. Outstanding shares ended the current fiscal period at 575,000.

For the current fiscal period, Leggett & Platt Inc (LEG) returned 34.76%, the highest of any security. LKQ Corp (LKQ) had the second-highest return of 34.16%. Cigna Corp (CI) returned 29.79%, which was third highest.

For the current fiscal period, L Brands Inc (LB) had a return of -28.27%, making it the worst-performing security. Franklin Resources (BEN) had the second-worst return of -23.88%. Cabot Oil & Gas Corp (COG) returned -23.36%, the third-worst return in the period.

For the current fiscal period, the sector that most positively contributed to return was Industrials, contributing 2.51%, followed by Health Care, adding 1.24%. The sector that detracted the most to return was Energy, reducing the return by 0.42%, followed by Consumer Staples, which contributed 0.23% to the return.

Sincerely,

Hal Lambert
Chief Executive Officer, Point Bridge Capital
Advisor to the ETF

Past performance is no guarantee of future results.

POINT BRIDGE GOP STOCK TRACKER ETF

PORTFOLIO ALLOCATION
December 31, 2019 (Unaudited)
Sector	Percent of Net Assets
Industrial	20.9%
Financial	18.6%
Consumer, Cyclical	16.5%
Energy	15.8%
Consumer, Non-cyclical	11.3%
Utilities	8.0%
Basic Materials	5.3%
Communications	2.0%
Technology	1.3%
Other Assets in Excess of Liabilities	0.2%
Short-term Investments	0.1%
Total	100.0%

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Aerospace/Defense - 3.9%
615	General Dynamics Corporation	$108,455
285	Lockheed Martin Corporation	110,973
305	Northrop Grumman Corporation	104,911
483	Raytheon Company	106,134
183	TransDigm Group, Inc.	102,480
739	United Technologies Corporation	110,673
		643,626
	Agriculture - 0.7%
2,195	Altria Group, Inc.	109,552

	Apparel - 0.7%
7,646	Hanesbrands, Inc.	113,543

	Auto Manufacturers - 0.6%
1,343	PACCAR, Inc.	106,231

	Banks - 8.0%
3,197	Bank of America Corporation	112,598
1,531	Comerica, Inc.	109,849
3,556	Fifth Third Bancorp	109,311
467	Goldman Sachs Group, Inc.	107,377
7,173	Huntington Bancshares, Inc.	108,169
5,490	KeyCorp	111,118
2,192	Morgan Stanley	112,055
662	PNC Financial Services Group, Inc.	105,675
6,413	Regions Financial Corporation	110,047
1,966	Truist Financial Corporation	110,725
1,827	U.S. Bancorp	108,323
2,153	Zions Bancorporation	111,784
		1,317,031
	Beverages - 0.7%
2,069	Molson Coors Brewing Company - Class B	111,519

	Biotechnology - 0.7%
3,972	Corteva, Inc.	117,412

	Building Materials - 1.3%
2,723	Johnson Controls International plc	110,853
2,343	Masco Corporation	112,441
		223,294

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS - 99.7% (Continued)
	Chemicals - 3.3%
1,972	Dow, Inc.	$107,927
1,402	Eastman Chemical Company	111,122
1,189	LyondellBasell Industries NV - Class A	112,337
828	PPG Industries, Inc.	110,530
184	Sherwin-Williams Company	107,371
		549,287
	Commercial Services - 1.3%
402	Cintas Corporation	108,170
3,341	Rollins, Inc.	110,788
		218,958
	Computers - 0.7%
1,874	Seagate Technology plc	111,503

	Distribution/Wholesale - 2.6%
1,185	Copart, Inc. (a)	107,764
2,974	Fastenal Company	109,889
3,050	LKQ Corporation (a)	108,885
316	WW Grainger, Inc.	106,972
		433,510
	Diversified Financial Services - 3.3%
1,001	Alliance Data Systems Corporation	112,312
2,205	Charles Schwab Corporation	104,870
4,237	Franklin Resources, Inc.	110,077
1,198	Intercontinental Exchange, Inc.	110,875
6,249	Invesco, Ltd.	112,357
		550,491
	Electric - 6.7%
1,141	American Electric Power Company, Inc.	107,836
1,722	CMS Energy Corporation	108,210
1,362	Dominion Energy, Inc.	112,801
1,222	Duke Energy Corporation	111,459
931	Entergy Corporation	111,534
2,297	FirstEnergy Corporation	111,634
443	NextEra Energy, Inc.	107,277
1,220	Pinnacle West Capital Corporation	109,715
3,090	PPL Corporation	110,869
1,729	Southern Company	110,137
		1,101,472
	Electrical Components & Equipment - 0.7%
1,450	Emerson Electric Company	110,577

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS - 99.7% (Continued)
	Electronics - 1.9%
1,028	Amphenol Corporation - Class A	$111,260
593	Honeywell International, Inc.	104,961
449	Waters Corporation (a)	104,909
		321,130
	Environmental Control - 0.7%
2,402	Pentair plc	110,180

	Food - 1.4%
1,085	J.M. Smucker Company	112,981
1,318	Sysco Corporation	112,742
		225,723
	Forest Products & Paper - 0.7%
2,375	International Paper Company	109,369

	Gas - 1.3%
981	Atmos Energy Corporation	109,735
4,096	NiSource, Inc.	114,033
		223,768
	Hand/Machine Tools - 0.6%
638	Stanley Black & Decker, Inc.	105,742

	Healthcare-Products - 3.3%
1,216	Abbott Laboratories	105,622
2,442	Boston Scientific Corporation (a)	110,427
684	ResMed, Inc.	105,999
337	WellCare Health Plans, Inc. (a)	111,281
710	Zimmer Biomet Holdings, Inc.	106,273
		539,602
	Home Builders - 1.3%
2,009	DR Horton, Inc.	105,975
29	NVR, Inc. (a)	110,444
		216,419
	Home Furnishings - 1.3%
2,171	Leggett & Platt, Inc.	110,352
742	Whirlpool Corporation	109,467
		219,819

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS - 99.7% (Continued)
	Insurance - 4.7%
2,071	Aflac, Inc.	$109,556
1,004	Allstate Corporation	112,900
466	Berkshire Hathaway, Inc. - Class B (a)	105,549
1,045	Cincinnati Financial Corporation	109,882
2,186	MetLife, Inc.	111,420
812	Travelers Companies, Inc.	111,203
1,583	WR Berkley Corporation	109,385
		769,895
	Iron/Steel - 0.7%
1,950	Nucor Corporation	109,746

	Leisure Time - 0.7%
2,948	Harley-Davidson, Inc.	109,636

	Lodging - 1.3%
1,595	Las Vegas Sands Corporation	110,119
811	Wynn Resorts, Ltd.	112,623
		222,742
	Machinery-Construction & Mining - 0.6%
722	Caterpillar, Inc.	106,625

	Machinery-Diversified - 2.0%
609	Deere & Company	105,515
516	Rockwell Automation, Inc.	104,578
1,465	Westinghouse Air Brake Technologies Corporation	113,977
		324,070
	Media - 0.6%
221	Charter Communications, Inc. - Class A (a)	107,203

	Mining - 0.7%
8,555	Freeport-McMoRan, Inc.	112,242

	Miscellaneous Manufacturing - 3.3%
1,177	Eaton Corporation plc	111,485
9,710	General Electric Company	108,364
593	Illinois Tool Works, Inc.	106,521
509	Parker-Hannifin Corporation	104,762
2,534	Textron, Inc.	113,016
		544,148

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS - 99.7% (Continued)
	Oil & Gas - 13.1%
4,942	Apache Corporation	$126,466
6,534	Cabot Oil & Gas Corporation	113,757
890	Chevron Corporation	107,254
2,189	Cimarex Energy Company	114,901
1,336	Concho Resources, Inc.	116,993
1,756	ConocoPhillips	114,193
4,486	Devon Energy Corporation	116,501
1,236	Diamondback Energy, Inc.	114,775
1,395	EOG Resources, Inc.	116,845
1,591	Exxon Mobil Corporation	111,020
2,498	Helmerich & Payne, Inc.	113,484
1,688	Hess Corporation	112,775
2,194	HollyFrontier Corporation	111,258
8,267	Marathon Oil Corporation	112,266
1,879	Marathon Petroleum Corporation	113,210
2,788	Occidental Petroleum Corporation	114,893
975	Phillips 66	108,625
752	Pioneer Natural Resources Company	113,830
1,174	Valero Energy Corporation	109,945
		2,162,991
	Oil & Gas Services - 1.3%
4,378	Halliburton Company	107,130
5,255	TechnipFMC plc	112,667
		219,797
	Packaging & Containers - 0.7%
2,570	WestRock Company	110,279

	Pharmaceuticals - 3.3%
558	Allergan plc	106,673
2,052	Cardinal Health, Inc.	103,790
554	Cigna Corporation	113,288
866	Eli Lilly & Company	113,818
746	McKesson Corporation	103,187
		540,756
	Pipelines - 1.3%
1,505	ONEOK, Inc.	113,884
4,628	Williams Companies, Inc.	109,776
		223,660

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS - 99.7% (Continued)
	Real Estate - 2.7%
672	Alexandria Real Estate Equities, Inc.	$108,582
2,153	Apartment Investment & Management Company - Class A	111,202
3,219	Duke Realty Corporation	111,603
1,687	Vornado Realty Trust	112,186
		443,573
	Retail - 7.2%
677	Advance Auto Parts, Inc.	108,428
85	AutoZone, Inc. (a)	101,261
1,177	Dollar Tree, Inc. (a)	110,697
1,047	Genuine Parts Company	111,223
491	Home Depot, Inc.	107,225
6,221	L Brands, Inc.	112,725
886	Lowe’s Companies, Inc.	106,107
559	McDonald’s Corporation	110,464
1,160	Tractor Supply Company	108,391
916	Wal-Mart Stores, Inc.	108,857
1,100	Yum! Brands, Inc.	110,803
		1,196,181
	Semiconductors - 0.6%
1,029	Microchip Technology, Inc.	107,757

	Shipbuilding - 0.6%
418	Huntington Ingalls Industries, Inc.	104,868

	Telecommunications - 1.3%
2,878	AT&T, Inc.	112,472
686	Motorola Solutions, Inc.	110,542
		223,014
	Textiles - 0.7%
799	Mohawk Industries, Inc. (a)	108,968

	Transportation - 4.6%
1,439	CH Robinson Worldwide, Inc.	112,530
1,513	CSX Corporation	109,481
665	FedEx Corporation	100,555
553	Norfolk Southern Corporation	107,354
591	Old Dominion Freight Line, Inc.	112,160
622	Union Pacific Corporation	112,451
885	United Parcel Service, Inc. - Class B	103,598
		758,129
	TOTAL COMMON STOCKS (Cost $15,934,487)	16,496,038

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS - 0.1%
10,714	First American Government Obligations Fund - X Class, 1.51% (b)	$10,714
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,714)	10,714
	TOTAL INVESTMENTS - 99.8% (Cost $15,945,201)	16,506,752
	Other Assets in Excess of Liabilities - 0.2%	25,848
	NET ASSETS - 100.0%	$16,532,600

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown is the annualized seven-day yield as of December 31, 2019.

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019 (Unaudited)

ASSETS
Investments in securities, at value (Cost $15,945,201)	$16,506,752
Dividends and interest receivable	35,950
Total assets	16,542,702

LIABILITIES
Management fees payable	10,102
Total liabilities	10,102

NET ASSETS	$16,532,600

Nets Assets Consist of:
Paid-in capital	$16,998,011
Total distributable earnings (accumulated deficit)	(465,411)
Net assets	$16,532,600

Net Asset Value:
Net assets	$16,532,600
Shares outstanding^	575,000
Net asset value, offering and redemption price per share	$28.75

^ No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

STATEMENT OF OPERATIONS

For the Six-Months Ended December 31, 2019 (Unaudited)

INCOME
Dividends	$199,956
Interest	214
Total investment income	200,170

EXPENSES
Management fees	57,491
Total expenses	57,491
Net investment income (loss)	142,679

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	21,711
Change in unrealized appreciation (depreciation) on investments	988,852
Net realized and unrealized gain (loss) on investments	1,010,563
Net increase (decrease) in net assets resulting from operations	$1,153,242

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended	Year Ended
	December 31, 2019	June 30,
	(Unaudited)	2019

OPERATIONS
Net investment income (loss)	$142,679	$594,547
Net realized gain (loss) on investments	21,711	374,932
Change in unrealized appreciation (depreciation) on investments	988,852	(949,715)
Net increase (decrease) in net assets resulting from operations	1,153,242	19,764

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(361,110)	(659,769)
Total distributions to shareholders	(361,110)	(659,769)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,418,318	—
Payments for shares redeemed	(2,111,230)	(21,904,843)
Net increase (decrease) in net assets derived from capital share transactions (a)	(692,912)	(21,904,843)
Net increase (decrease) in net assets	$99,220	$(22,544,848)

NET ASSETS
Beginning of period/year	$16,433,380	$38,978,228
End of period/year	$16,532,600	$16,433,380

	Six-Months Ended	Year Ended
(a) Summary of capital share transactions is as follows:	December 31, 2019	June 30,
	(Unaudited)	2019
Subscriptions	Shares	Shares
Redemptions	50,000	—
Net increase (decrease)	(75,000)	(825,000)
	(25,000)	(825,000)

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period/year

	Six-Months Ended		Year Ended	Period Ended
	December 31, 2019		June 30,	June 30,
	(Unaudited)		2019	2018(1)
Net asset value, beginning of period/year	$27.39		$27.35	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.25		0.52	0.34
Net realized and unrealized gain (loss) on investments	1.74		0.02 (6)	2.13
Total from investment operations	1.99		0.54	2.47

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.63)		(0.50)	(0.11)
Net realized gains	—		—	(0.01)
Total distributions	(0.63)		(0.50)	(0.12)
Net asset value, end of period/year	$28.75		$27.39	$27.35
Total return	7.27	%(3)	2.26%	9.88	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$16,533		$16,433	$38,978

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.72	%(4)	0.72%	0.72	%(4)
Net investment income (loss) to average net assets	1.78	%(4)	1.95%	1.50	%(4)
Portfolio turnover rate (5)	11	%(3)	37%	14	%(3)

(1)	The Fund commenced operations on September 6, 2017.

(2)	Calculated based on average shares outstanding during the period.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes impact of in-kind transactions.

(6)	Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

Point Bridge GOP Stock Tracker ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek to track the performance, before fees and expenses, of the Point Bridge GOP Stock Tracker Index (the “Index”). The Fund commenced operations on September 6, 2017.

The end of the reporting period for the Fund is December 31, 2019, and the period covered by these Notes to Financial Statements is the six-month period ended December 31, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2019 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2019 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total

Common Stocks	$16,496,038	$—	$—	$16,496,038

Short-Term Investments	10,714	—	—	10,714

Total Investments in Securities	$16,506,752	$—	$—	$16,506,752

^ See Schedule of Investments for breakout of investments by industry.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B. Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not occur any interest or penalties.

C. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REIT”s) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2019 (Unaudited) (Continued)

D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G. Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. During the fiscal year ended June 30, 2019, the following table shows the reclassifications made:

Distributable Earnings
(Accumulated Deficit)	Paid-In Capital
($1,275,005)	$1,275,005

During the fiscal year ended June 30, 2019, the Fund realized $1,275,005 of net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I. Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited) (Continued)

J. New Accounting Pronouncements In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Point Bridge Capital, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.72% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Foreside Fund Services, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $1,834,667 and $2,041,492, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $1,415,632 and $2,110,941, respectively

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of June 30, 2019, were as follows:

Tax cost of investments	$16,922,328
Gross tax unrealized appreciation	$1,041,587
Gross tax unrealized depreciation	(1,541,883)
Net tax unrealized appreciation (depreciation)	(500,296)
Undistributed ordinary income	209,756
Undistributed long-term gains	—
Accumulated gain (loss)	209,756
Other accumulated gain (loss)	(967,003)
Distributable earnings (accumulated deficit)	$(1,257,543)

The difference between book and tax-basis cost is primarily attributable to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended June 30, 2019, the Fund did not elect to defer any Post-October losses or late-year ordinary losses.

As of June 30, 2019, the Fund had the following capital loss carry forwards:

Short-Term	Long-Term	Expires
$116,311	$850,692	Indefinite

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited) (Continued)

The tax character of distributions paid by the Fund during the fiscal year ended June 30, 2019 and period ended June 30, 2018 were as follows:

Year ended June 30, 2019
Ordinary Income	Capital Gains
$659,769	$—

Period ended June 30, 2018
Ordinary Income	Capital Gains
$147,731	$—

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Variable fees received by the Fund, if any, are displayed in the capital share transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

POINT BRIDGE GOP STOCK TRACKER ETF

EXPENSE EXAMPLE

For the Six-Months Ended December 31, 2019 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 01, 2019	Ending Account Value December 31, 2019	Expenses Paid During the Period (1)
Actual	$1,000.00	$1,072.70	$3.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.52	$3.66

(1)	The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.72%, multiplied by the average account value during the-period, multiplied by 184/365, to reflect the one-half year period.

POINT BRIDGE GOP STOCK TRACKER ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 10-11, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the following agreements (collectively, the “Agreements”):

●	the Investment Advisory Agreement (the “Advisory Agreement”) between Point Bridge Capital, LLC (“Point Bridge” or the “Adviser”) and the Trust on behalf of the Point Bridge GOP Stock Tracker ETF (the “Fund” or “MAGA”); and

●	the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from Point Bridge and VIA regarding, among other things: (i) the nature, extent, and quality of the services provided by each firm; (ii) the historical performance of the Fund; (iii) the cost and profits realized from providing such services, including any fall-out benefits enjoyed by each firm or its affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, representatives from Point Bridge and VIA, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate each firm’s fees and other aspects of the Agreements. The Board then discussed the written materials that it had received, the Adviser’s oral presentation, and any other information that the Board received at the Meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Continuation of the Advisory Agreement

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to MAGA. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to MAGA. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s CCO.

The Board also considered other services to be provided to MAGA, such as monitoring adherence to MAGA’s investment restrictions, oversight of the sub-adviser, monitoring compliance with various MAGA policies and procedures and with applicable securities regulations, and monitoring the extent to which MAGA achieved its investment objective as a passively-managed fund. The Board noted that the Adviser was the index provider for MAGA. The Board considered that, because the Adviser is the index provider, the Adviser may have certain conflicts of interest with respect to its management of the index, but noted that the Adviser had adopted policies and procedures to mitigate such conflicts.

POINT BRIDGE GOP STOCK TRACKER ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited) (Continued)

Historical Performance. The Board noted that it had received information regarding the Fund’s performance as of March 31, 2019 and June 30, 2019. Because the Fund is designed to track the performance of an index, the Board considered the extent to which the Fund tracked its index before fees and expenses. The Board noted that, for the one-year and since inception periods ended March 31, 2019 and June 30, 2019, MAGA had performed in line with its underlying index before fees and expenses, and for the one-year period ended March 31, 2019, the Fund had significantly underperformed the median for funds in the universe of US Large Value ETFs as reported by Morningstar. The Board further noted that, for the one-year period ended June 30, 2019, the Fund had significantly underperformed the S&P 500 Index. The Board also considered that the Fund had only been operational for less than two years, which was too short a time by which to judge how the Fund would perform over a full market cycle.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for MAGA and compared it to the universe of US Large Value ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that the expense ratio for MAGA was among the highest in its Category Peer Group. However, the Board noted that the Fund’s strategy was unique in its exposure to companies based on the support of their political action committees and employees of Republican candidates for federal office and determined that MAGA’s expense ratio was reasonable given the unique nature of its investment strategy.

The Board took into consideration that the advisory fee for MAGA was a “unified fee,” meaning the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying MAGA’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with MAGA, taking into account analyses of the Adviser’s profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale are currently shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

POINT BRIDGE GOP STOCK TRACKER ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited) (Continued)

Approval of the Continuation of the Sub-Advisory Agreement

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to MAGA under the Sub-Advisory Agreement, noting that VIA would continue to provide investment management services to MAGA, as well as other ETFs. The Board noted the responsibilities that VIA has as MAGA’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of MAGA determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to MAGA.

In considering the nature, extent, and quality of the services provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio manager primarily responsible for the day-to-day management of MAGA.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance as of March 31, 2019 and June 30, 2019. The Board considered that, because the Fund is designed to track the performance of an index that is not affiliated with VIA, the relevant consideration with respect to VIA is the extent to which the Fund tracked its index before fees and expenses. The Board noted that, for the one-year and since inception periods ended March 31, 2019 and June 30, 2019, MAGA had performed in line with its underlying index before fees and expenses.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by Point Bridge to VIA for its services to MAGA. The Board considered that the fees paid to VIA are paid by Point Bridge from the fee Point Bridge receives from MAGA and noted that the fee reflected an arm’s-length negotiation between Point Bridge and VIA. The Board also took into account analyses of VIA’s profitability with respect to MAGA.

The Board expressed the view that it currently appeared that VIA might realize economies of scale in managing MAGA as assets grow in size and noted that the fee schedule includes breakpoints for the Fund as assets grow in size. The Board further noted that because the Fund pays Point Bridge a unified fee, any benefits from the breakpoints in the sub-advisory fee schedule would accrue to Point Bridge, rather than Fund shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

POINT BRIDGE GOP STOCK TRACKER ETF

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended June 30, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percent of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2019 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0.00%.

INFORMATION ABOUT PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.investpolitically.com daily.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.investpolitically.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling toll-free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.investpolitically.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its daily NAV is available, without charge, on the Fund’s website at www.investpolitically.com.

Adviser and Index Provider

Point Bridge Capital, LLC

300 Throckmorton Street, Suite 1550

Fort Worth, Texas 76102

Sub-Adviser

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, Georgia 30076

Distributor

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004-2541

Point Bridge GOP Stock Tracker ETF

Symbol – MAGA

CUSIP – 26922A628

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half year of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*       /s/ Kristina R. Nelson
     Kristina R. Nelson, President (principal executive officer)

Date        3/9/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Kristina R. Nelson
     Kristina R. Nelson, President (principal executive officer)

Date        3/9/2020

By (Signature and Title)*       /s/ Kristen M. Weitzel
     Kristen M. Weitzel, Treasurer (principal financial officer)

Date        3/9/2020

* Print the name and title of each signing officer under his or her signature.